ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2012	2011

Employees and payroll accruals	$1,160	$948
Accrued expenses	443	522

	$1,603	$1,470